UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ----------------------------

 Check here if Amendment [  ]; Amendment Number:
                                                 ----------------
   This Amendment (Check only one.):  [  ]  is a restatement.
                                      [  ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

 Name:    TCG Holdings, L.L.C.
         ------------------------------
 Address: c/o The Carlyle Group
         ------------------------------
          1001 Pennsylvania Avenue, NW
         ------------------------------
          Suite 220 S.
         ------------------------------
          Washington, DC  20004-2505
         ------------------------------

 Form 13F File Number:  28- 12410
                           -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Daniel A. D'Aniello
       ---------------------
 Title: Managing Director
       ---------------------
 Phone: 202-729-5626
       ---------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello             Washington, DC         November 14, 2007
------------------------        ---------------------  -------------------------
      Signature                       City, State                Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a ] portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

Form 13F File Number     Name

28- -----------------    ---------------------

                      ------------------------------------
                             FORM 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:           1
                                             -----------------------

 Form 13F Information Table Entry Total:      10
                                             -----------------------

 Form 13F Information Table Value Total:      $73,501
                                             -----------------------
                                                      (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.        Form 13F File Number       Name

      1         28- 12429                   Carlyle Investment Management L.L.C.
      -------       ---------               ------------------------------------

                          FORM 13-F INFORMATION TABLE




  COLUMN 1        COLUMN 2    COLUMN 3     COLUMN 4             COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8
--------------   ----------  ----------   ----------   ------------------------  ------------  --------   --------------------

                   TITLE                    VALUE       SHRS OR     SH/   PUT/    INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER    OF CLASS     CUSIP       (x$1000)     PRN AMT     PRN   CALL    DISCRETION   MANAGERS   SOLE   SHARED   NONE
--------------   ----------  ----------   ----------   ------------------------  ------------  --------   --------------------
ICO Global        CL A       44930K108      $903        259,437     SH    --        Shared-      1              259,437
Communications                                                                      Defined
Holdings Ltd
Del

Time Warner       Com        887317105      $2,020      110,000     SH    --        Shared-      1              110,000
Inc                                                                                 Defined

Time Warner       CL A       88732J108      $12,904     393,400     SH    --        Shared-      1              393,400
Cable Inc                                                                           Defined

Varsity Group     Com        922281100      $1,353      1,252,630   SH    --        Shared-      1              1,252,630
Inc                                                                                 Defined

Blackboard Inc    Com        091935502      $30,395     863,059     SH    --        Shared-      1              863,059
                                                                                    Defined

Acme              Com        004631107      $77         20,000      SH    --        Shared-      1              20,000
Communication                                                                       Defined
Inc

Nexstar           CL A       65336K103      $420        40,000      SH    --        Shared-      1              40,000
Broadcasting                                                                        Defined
Group I

Owens Corning     Com        690742101      $15,033     600,100     SH    --        Shared-      1              600,100
New                                                                                 Defined

Horizon           Com New    44043J204      $10,287     623,457     SH    --        Shared-      1              623,457
Offshore Inc                                                                        Defined

Mediacom          CL A       58446K105      $109        15,400      SH    --        Shared-      1              15,400
Communications                                                                      Defined
Corp
------------------------------------------------------------------------------------------------------------------------------------

                                                                 3